Summary of Significant Accounting Policies - Summary Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2021
Computer Hardware [member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Vans [member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office Furniture and Fixture [member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Buildings [member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years